Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.6%
	Aerospace & Defense: 3.9%
399,000	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	$377,055	0.3
815,000	Amentum Government Services Holdings LLC 2022 Term Loan, 4.647%, (SOFRRATE + 4.000%), 02/15/29	792,587	0.6
1,301,213	American Airlines, Inc. 2018 Term Loan B, 2.773%, (US0001M + 1.750%), 06/27/25	1,195,670	0.8
793,734	Geo Group, Inc. (The) 2018 Term Loan B, 3.060%, (US0001M + 2.000%), 03/22/24	755,039	0.5
1,190,838	Peraton Corp. Term Loan B, 4.810%, (US0001M + 3.750%), 02/01/28	1,157,098	0.8
660,000	Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 3.006%, (US0003M + 2.000%), 11/05/28	644,325	0.5
472,690	TransDigm, Inc. 2020 Term Loan E, 3.310%, (US0001M + 2.250%), 05/30/25	461,168	0.3
195,000	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 5.060%, (US0001M + 4.000%), 12/06/28	190,613	0.1
		5,573,555	3.9

	Auto Components: 0.2%
248,750	Broadstreet Partners, Inc. 2021 Term Loan B2, 4.310%, (US0001M + 3.250%), 01/27/27	238,489	0.2

	Automotive: 5.5%
576,396	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.345%, (US0001M + 4.500%), 04/06/28	549,018	0.4
695,000	Avis Budget Car Rental, LLC 2022 Term Loan C, 4.634%, (SOFRRATE + 3.500%), 03/16/29	677,915	0.5
265,858	Belron Finance US LLC 2018 Term Loan B, 3.688%, (US0003M + 2.250%), 11/13/25	260,540	0.2
200,000	Bright Bidco B.V. 2018 Term Loan B, 4.970%, (US0006M + 3.500%), 06/30/24	90,125	0.1
185,725	Dealer Tire, LLC 2020 Term Loan B, 5.310%, (US0001M + 4.250%), 12/12/25	181,825	0.1
EUR 861,147	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	901,373	0.6
753,237	Gates Global LLC 2021 Term Loan B3, 3.560%, (US0001M + 2.500%), 03/31/27	724,677	0.5
531,001	Hertz Corporation, (The) 2021 Term Loan B, 4.014%, (US0001M + 3.250%), 06/30/28	513,744	0.4
100,830	Hertz Corporation, (The) 2021 Term Loan C, 4.014%, (US0001M + 3.250%), 06/30/28	97,553	0.1
25,989	Holley Purchaser, Inc. 2021 Delayed Draw Term Loan, 4.584%, (US0003M + 3.750%), 11/17/28	25,030	0.0
272,914	Holley Purchaser, Inc. 2021 Term Loan, 5.205%, (US0003M + 3.750%), 11/17/28	262,851	0.2
908,500	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/27	878,406	0.6
200,000	Rough Country, LLC 2021 2nd Lien Term Loan, 7.506%, (US0003M + 6.500%), 07/26/29	194,333	0.1
232,063	Rough Country, LLC 2021 Term Loan, 4.506%, (US0003M + 3.500%), 07/28/28	223,360	0.1
397,943	Tenneco, Inc. 2018 Term Loan B, 4.060%, (US0001M + 3.000%), 10/01/25	380,699	0.3
485,100	Truck Hero, Inc. 2021 Term Loan B, 4.310%, (US0001M + 3.250%), 01/31/28	443,563	0.3
979,950	Wand NewCo 3, Inc. 2020 Term Loan, 3.974%, (US0001M + 3.000%), 02/05/26	930,952	0.6
736,300	Wheel Pros, LLC 2021 Term Loan, 5.428%, (US0001M + 4.500%), 05/11/28	612,356	0.4
		7,948,320	5.5

	Beverage & Tobacco: 1.3%
700,000	Aramark Services, Inc. 2019 Term Loan B4, 2.810%, (US0001M + 1.750%), 01/15/27	677,468	0.5
230,000	Naked Juice LLC Term Loan, 4.001%, (SOFRRATE + 3.250%), 01/24/29	219,017	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

252,823		Sunshine Investments B.V. USD Term Loan B3, 4.194%, (US0003M + 2.750%), 03/28/25	251,875	0.2
819,609		Triton Water Holdings, Inc Term Loan, 4.506%, (US0003M + 3.500%), 03/31/28	761,212	0.5
			1,909,572	1.3

		Brokers, Dealers & Investment Houses: 0.3%
440,320		Forest City Enterprises, L.P. 2019 Term Loan B, 4.560%, (US0001M + 3.500%), 12/08/25	427,730	0.3

		Building & Development: 6.9%
184,075		Aegion Corporation Term Loan, 5.637%, (US0001M + 4.750%), 05/17/28	177,402	0.1
520,829		Applecaramel Buyer, LLC Term Loan B, 4.784%, (SOFRRATE + 3.750%), 10/19/27	499,128	0.4
648,375		Chamberlain Group Inc Term Loan B, 4.506%, (US0003M + 3.500%), 11/03/28	599,747	0.4
930,662		Core & Main LP 2021 Term Loan B, 3.523%, (US0001M + 2.500%), 07/27/28	902,452	0.6
1,207,800		Cornerstone Building Brands, Inc. 2021 Term Loan B, 4.125%, (US0001M + 3.250%), 04/12/28	1,084,001	0.8
566,850		Empire Today, LLC 2021 Term Loan B, 5.750%, (US0003M + 5.000%), 04/03/28	467,651	0.3
340,000		Foley Products Company, LLC 2021 Term Loan, 5.551%, (SOFRRATE + 4.750%), 12/29/28	328,950	0.2
431,738		Foundation Building Materials Holding Company LLC 2021 Term Loan, 4.489%, (US0003M + 3.250%), 01/31/28	407,530	0.3
47,500	(1)	IPS Corporation 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.500%), 10/02/28	45,481	0.0
237,500		IPS Corporation 2021 Term Loan, 4.560%, (US0001M + 3.500%), 10/02/28	227,406	0.2
250,000		Latham Pool Products, Inc. 2022 Term Loan B, 4.540%, (SOFRRATE + 3.750%), 02/23/29	242,187	0.2
886,467		LBM Acquisition LLC Term Loan B, 4.514%, (US0001M + 3.750%), 12/17/27	813,333	0.6
340,000		Leaf Home Solutions LLC 2022 Term Loan B, 5.884%, (SOFRRATE + 4.750%), 02/16/29	295,800	0.2
217,250		LEB Holdings (USA), Inc Term Loan B, 4.756%, (US0003M + 3.750%), 11/02/27	207,564	0.1
363,221		Northstar Group Services, INC. 2020 Term Loan B, 6.560%, (US0001M + 5.500%), 11/12/26	359,134	0.3
1,800,000		Quikrete Holdings, Inc. 2021 Term Loan B1, 3.209%, (US0003M + 3.000%), 06/11/28	1,736,156	1.2
330,000		Smyrna Ready Mix Concrete, LLC Term Loan B, 5.384%, (TSFR1M + 4.250%), 04/02/29	319,275	0.2
205,000		Specialty Building Products Holdings, LLC 2021 Term Loan B, 4.678%, (US0001M + 3.750%), 10/15/28	192,700	0.1
247,870		SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.500%), 06/02/28	236,200	0.2
484,690		Standard Industries Inc. 2021 Term Loan B, 3.788%, (US0006M + 2.500%), 09/22/28	476,410	0.3
296,224		Wilsonart LLC 2021 Term Loan E, 4.250%, (US0003M + 3.250%), 12/31/26	275,489	0.2
			9,893,996	6.9

		Business Equipment & Services: 12.9%
263,634		24-7 Intouch Inc 2018 Term Loan, 5.810%, (US0001M + 4.750%), 08/25/25	258,361	0.2
598,520		AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/28	578,274	0.4
427,850		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.810%, (US0001M + 3.750%), 05/12/28	406,012	0.3
284,288		Anticimex International AB 2021 USD Incremental Term Loan, 5.598%, (US0003M + 4.000%), 11/16/28	276,470	0.2
184,538		Anticimex International AB 2021 USD Term Loan B1, 5.598%, (US0003M + 3.500%), 11/16/28	177,387	0.1
303,475		APX Group, Inc. 2021 Term Loan B, 4.375%, (US0001M + 3.500%), 07/10/28	290,957	0.2
428,925		Ascend Learning, LLC 2021 Term Loan, 4.560%, (US0001M + 3.500%), 12/11/28	409,623	0.3
321,654		Atlas CC Acquisition Corp Term Loan B, 5.825%, (US0003M + 4.250%), 05/25/28	307,380	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

65,421		Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/28	62,518	0.0
715,000		Belfor Holdings Inc. 2022 Incremental Term Loan, 5.284%, (SOFRRATE + 4.250%), 04/06/26	697,125	0.5
317,600		Cimpress Public Limited Company USD Term Loan B, 4.560%, (US0001M + 3.500%), 05/17/28	303,242	0.2
150,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.810%, (US0001M + 6.750%), 03/30/29	145,875	0.1
600,482		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.560%, (US0001M + 3.750%), 03/31/28	578,415	0.4
646,338		Endure Digital Inc. Term Loan, 4.250%, (US0001M + 3.500%), 02/10/28	605,133	0.4
432,825		Ensono, LP 2021 Term Loan, 4.750%, (US0003M + 4.000%), 05/26/28	418,758	0.3
150,000		EP Purchaser, LLC 2021 Term Loan B, 4.506%, (US0003M + 3.500%), 11/06/28	146,475	0.1
170,000		Escape Velocity Holdings, Inc. 2021 Term Loan, 5.256%, (US0003M + 4.250%), 10/08/28	163,625	0.1
169,421		First Advantage Holdings, LLC 2021 Term Loan B, 3.810%, (US0001M + 2.750%), 01/31/27	165,044	0.1
89,662		Garda World Security Corporation 2022 Term Loan B, 5.214%, (TSFR1M + 4.250%), 02/01/29	84,619	0.1
212,850		Gloves Buyer, Inc. 2021 Term Loan, 5.060%, (US0001M + 4.000%), 12/29/27	202,207	0.1
243,775		Herman Miller, Inc Term Loan B, 3.000%, (US0001M + 2.000%), 07/19/28	232,805	0.2
499,963		Indy US Bidco, LLC 2021 USD Term Loan, 4.810%, (US0001M + 3.750%), 03/05/28	486,214	0.3
416,850		ION Trading Finance Limited 2021 USD Term Loan, 5.810%, (US0001M + 4.750%), 04/03/28	400,593	0.3
790,495		Milano Acquisition Corp Term Loan B, 5.006%, (US0003M + 4.000%), 10/01/27	774,685	0.5
550,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.489%, (US0003M + 7.250%), 06/13/25	484,917	0.3
330,922		Paysafe Holdings (US) Corp USD Term Loan B1, 3.810%, (US0001M + 2.750%), 06/28/28	306,103	0.2
149,625		PECF USS Intermediate Holding III Corporation Term Loan B, 5.310%, (US0001M + 4.250%), 12/15/28	141,489	0.1
895,500		Polaris Newco LLC USD Term Loan B, 5.060%, (US0001M + 4.000%), 06/02/28	859,200	0.6
530,000		Pre-Paid Legal Services, Inc. 2021 Term Loan, 4.810%, (US0001M + 3.750%), 12/15/28	512,940	0.4
24,192	(1)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 4.810%, (US0003M + 3.750%), 12/16/27	23,345	0.0
124,239		Refficiency Holdings LLC 2021 Term Loan, 4.810%, (US0001M + 3.750%), 12/16/27	119,890	0.1
275,000		Renaissance Holding Corp. 2022 Incremental Term Loan, 5.242%, (SOFRRATE + 4.500%), 03/30/29	269,500	0.2
498,698		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	471,114	0.3
416,829		Rockwood Service Corporation 2020 Term Loan, 5.310%, (US0001M + 4.250%), 01/23/27	410,837	0.3
150,000		Sandvine Corporation 2018 1st Lien Term Loan, 5.560%, (US0001M + 4.500%), 10/31/25	145,875	0.1
25,500	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 5.286%, (US0003M + 4.000%), 10/29/27	24,480	0.0
306,586		Service Logic Acquisition, Inc Term Loan, 5.238%, (US0003M + 4.000%), 10/29/27	294,323	0.2
491,275		Skopima Merger Sub Inc. Term Loan B, 5.060%, (US0001M + 4.000%), 05/12/28	467,939	0.3
596,923		Staples, Inc. 7 Year Term Loan, 6.286%, (US0003M + 5.000%), 04/16/26	550,102	0.4
148,125		TruGreen Limited Partnership 2020 Term Loan, 5.060%, (US0001M + 4.000%), 11/02/27	143,126	0.1
631,402		Turing Midco LLC 2021 Term Loan B, 3.810%, (US0001M + 2.750%), 03/23/28	618,774	0.4
EUR 500,000		Verisure Holding AB 2020 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 07/20/26	509,041	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

921,732		Verscend Holding Corp. 2021 Term Loan B, 5.060%, (US0001M + 4.000%), 08/27/25	905,602	0.6
170,000		Virtusa Corporation 2022 Incremental Term Loan, 4.884%, (SOFRRATE + 3.750%), 02/15/29	162,067	0.1
247,500		Virtusa Corporation First Lien Term Loan B, 4.810%, (US0001M + 3.750%), 02/11/28	235,125	0.2
963,114		VM Consolidated, Inc. 2021 Term Loan B, 3.604%, (US0003M + 3.250%), 03/24/28	941,846	0.7
8,414	(1)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 08/01/25	8,242	0.0
126,622		VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/01/25	124,030	0.1
406,925		Waterlogic Holdings Limited 2021 USD Term Loan B2, 5.756%, (US0003M + 4.750%), 08/04/28	398,786	0.3
510,330		West Corporation 2018 Term Loan B1, 4.560%, (US0003M + 3.500%), 10/10/24	456,746	0.3
909,500		Yak Access, LLC 2018 1st Lien Term Loan B, 6.567%, (US0003M + 5.000%), 07/11/25	725,326	0.5
240,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.954%, (US0003M + 10.000%), 07/10/26	139,200	0.1
			18,621,762	12.9

		Cable & Satellite Television: 2.9%
463,838		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 3.560%, (US0001M + 2.500%), 09/01/28	452,918	0.3
655,550		DirecTV Financing, LLC Term Loan, 6.060%, (US0001M + 5.000%), 08/02/27	634,427	0.5
852,863		Radiate Holdco, LLC 2021 Term Loan B, 4.310%, (US0001M + 3.250%), 09/25/26	830,209	0.6
1,500,000		Telesat Canada Term Loan B5, 3.810%, (US0001M + 2.750%), 12/07/26	1,084,375	0.8
500,000		UPC Financing Partnership 2021 USD Term Loan AX, 3.875%, (US0001M + 3.000%), 01/31/29	484,479	0.3
444,204		Virgin Media Bristol LLC 2020 USD Term Loan Q, 4.125%, (US0001M + 3.250%), 01/31/29	436,847	0.3
184,538		WideOpenWest Finance LLC 2021 Term Loan B, 3.872%, (SOFRRATE + 3.000%), 12/20/28	179,924	0.1
			4,103,179	2.9

		Chemicals & Plastics: 4.6%
170,664		Avantor Funding, Inc. 2021 Term Loan B5, 3.310%, (US0001M + 2.250%), 11/08/27	167,197	0.1
338,300		GEON Performance Solutions, LLC 2021 Term Loan, 5.810%, (US0001M + 4.500%), 08/18/28	330,688	0.2
155,000		Hexion Holdings Corporation 2022 USD 2nd Lien Term Loan, 8.319%, (SOFRRATE + 7.438%), 03/15/30	138,725	0.1
545,000		Hexion Holdings Corporation 2022 USD Term Loan, 5.924%, (SOFRRATE + 4.500%), 03/15/29	518,431	0.4
526,025		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.810%, (US0001M + 2.750%), 01/29/26	511,888	0.3
305,000		Ineos US Finance LLC 2021 USD Term Loan B, 2.673%, (US0001M + 2.500%), 11/08/28	296,231	0.2
213,390		Lonza Group AG USD Term Loan B, 5.006%, (US0003M + 4.000%), 07/03/28	198,520	0.1
640,000		LSF11 A5 Holdco LLC Term Loan, 4.649%, (SOFRRATE + 3.500%), 10/15/28	613,600	0.4
100,000		NIC Acquisition Corp. Second Lien Term Loan, 8.756%, (US0003M + 7.750%), 12/29/28	91,438	0.1
453,863		Olympus Water US Holding Corporation 2021 USD Term Loan B, 4.813%, (US0003M + 3.750%), 11/09/28	434,573	0.3
105,000		Olympus Water US Holding Corporation 2022 Incremental Term Loan, 5.298%, (TSFR1M + 4.500%), 11/09/28	101,325	0.1
800,000		PMHC II, Inc. 2022 Term Loan B, 5.287%, (SOFRRATE + 4.250%), 04/23/29	720,000	0.5
689,475		Polar US Borrower, LLC 2018 1st Lien Term Loan, 5.594%, (US0003M + 4.750%), 10/15/25	659,310	0.5
148,500		Potters Industries, LLC Term Loan B, 5.006%, (US0003M + 4.000%), 12/14/27	145,530	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

248,125		PQ Corporation 2021 Term Loan B, 3.739%, (US0003M + 2.500%), 06/09/28	241,488	0.2
389,025		Sparta U.S. HoldCo LLC 2021 Term Loan, 4.300%, (US0001M + 3.500%), 08/02/28	383,190	0.3
677,187		Starfruit Finco B.V 2018 USD Term Loan B, 4.006%, (US0003M + 3.000%), 10/01/25	656,589	0.4
115,000		Tronox Finance LLC 2022 Incremental Term Loan, 3.375%, (SOFRRATE + 3.250%), 04/04/29	112,125	0.1
284,288		W.R. Grace & Co.-Conn. 2021 Term Loan B, 4.813%, (US0003M + 3.750%), 09/22/28	277,624	0.2
			6,598,472	4.6

		Clothing/Textiles: 0.6%
300,000		ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 4.000%, (SOFRRATE + 3.500%), 12/21/28	288,375	0.2
253,088		Birkenstock GmbH & Co. KG USD Term Loan B, 5.098%, (US0006M + 3.250%), 04/28/28	239,168	0.2
400,000		Crocs Inc Term Loan B, 4.447%, (SOFRRATE + 3.500%), 02/20/29	376,000	0.2
			903,543	0.6

		Conglomerates: 0.1%
149,297		Fender Musical Instruments Corporation 2021 Term Loan B, 4.895%, (SOFRRATE + 4.000%), 12/01/28	142,019	0.1

		Consumer, Cyclical: 0.2%
160,000		PENN NATIONAL GAMING, INC. 2022 TERM LOAN B, 3.831%, (TSFR1M + 2.750%), 05/03/29	156,971	0.1
183,150		WellPet - TL B 1L, 4.678%, (US0003M + 3.750%), 12/21/27	175,824	0.1
			332,795	0.2

		Consumer, Non-cyclical: 2.1%
665,000		BAUSCH + LOMB INC TERM LOAN, 4.331%, (TSFR1M + 3.250%), 05/10/27	643,554	0.5
1,099,475		CoreLogic, Inc. TL B 1L, 4.563%, (US0001M + 3.500%), 06/02/28	1,015,365	0.7
185,000		GALAXY US OPCO INC. TERM LOAN, 1.081%, (TSFR1M + –%), 04/29/29	175,750	0.1
429,743		Lifescan Global Corporation 2018 1st Lien Term Loan, 6.962%, (US0003M + 6.000%), 10/01/24	401,810	0.3
420,000		SUNSHINE INVESTMENTS B V 2022 USD TERM LOAN, 5.331%, (TSFR1M + 4.250%), 04/21/29	416,062	0.3
390,000		SYNIVERSE HOLDINGS, LLC 2022 TERM LOAN, 1.405%, (TSFR3M + –%), 05/13/27	354,900	0.2
			3,007,441	2.1

		Containers & Glass Products: 4.8%
688,050		Altium Packaging LLC 2021 Term Loan B, 3.810%, (US0001M + 2.750%), 02/03/28	649,240	0.4
547,598		BWAY Holding Company 2017 Term Loan B, 4.050%, (US0003M + 3.250%), 04/03/24	527,292	0.4
947,727		Charter NEX US, Inc. 2021 Term Loan, 4.810%, (US0001M + 3.750%), 12/01/27	914,557	0.6
145,000		Clydesdale Acquisition Holdings Inc Term Loan B, 5.384%, (TSFR1M + 4.250%), 04/13/29	136,927	0.1
232,767		Graham Packaging Company Inc. 2021 Term Loan, 4.060%, (US0001M + 3.000%), 08/04/27	222,038	0.2
304,948		Plastipak Packaging, Inc. 2021 Term Loan B, 3.563%, (US0001M + 2.500%), 12/01/28	295,656	0.2
374,620		Plaze, Inc. 2020 Incremental Term Loan, 4.756%, (US0001M + 3.750%), 08/03/26	355,890	0.2
264,338		Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 4.883%, (US0001M + 4.000%), 10/02/28	247,156	0.2
125,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 7.633%, (US0003M + 6.750%), 10/01/29	111,042	0.1
32,123	(1)	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 5.000%, (US0001M + 4.000%), 08/31/28	31,171	0.0
466,707		Pro Mach Group, Inc. 2021 Term Loan B, 5.000%, (US0001M + 4.000%), 08/31/28	452,881	0.3
927,999		Proampac PG Borrower LLC 2020 Term Loan, 5.305%, (US0003M + 3.750%), 11/03/25	886,703	0.6
627,062		Reynolds Group Holdings Inc. 2020 Term Loan B2, 4.310%, (US0001M + 3.250%), 02/05/26	599,040	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

422,875		Reynolds Group Holdings Inc. 2021 Term Loan B, 4.560%, (US0001M + 3.500%), 09/24/28	405,035	0.3
148,125		Tosca Services, LLC 2021 Term Loan, 4.560%, (US0001M + 3.500%), 08/18/27	141,459	0.1
412,012		TricorBraun Holdings, Inc. 2021 Term Loan, 4.310%, (US0001M + 3.250%), 03/03/28	391,455	0.3
40,269	(1)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 5.060%, (US0001M + 4.000%), 09/15/28	38,636	0.0
283,204		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 5.060%, (US0001M + 4.000%), 09/15/28	271,724	0.2
150,000		Valcour Packaging LLC 2021 1st Lien Term Loan, 5.220%, (US0006M + 3.750%), 10/04/28	144,000	0.1
120,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 8.470%, (US0003M + 7.000%), 10/04/29	106,800	0.1
			6,928,702	4.8

		Cosmetics/Toiletries: 0.5%
482,225		Anastasia Parent, LLC 2018 Term Loan B, 4.756%, (US0003M + 3.750%), 08/11/25	401,934	0.3
340,000		Olaplex, Inc 2022 Term Loan, 4.799%, (SOFRRATE + 3.750%), 02/23/29	330,650	0.2
			732,584	0.5

		Drugs: 2.1%
496,112		Amneal Pharmaceuticals LLC 2018 Term Loan B, 4.563%, (US0001M + 3.500%), 05/04/25	469,446	0.3
219,450		ANI Pharmaceuticals, Inc Term Loan B, 7.060%, (US0001M + 6.000%), 04/27/28	213,004	0.2
445,980		Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 6.063%, (US0001M + 5.000%), 03/27/28	347,784	0.2
913,100		Jazz Financing Lux S.a.r.l. USD Term Loan, 4.560%, (US0001M + 3.500%), 05/05/28	894,919	0.6
1,185,925		Organon & Co USD Term Loan, 3.563%, (US0003M + 3.000%), 06/02/28	1,162,207	0.8
			3,087,360	2.1

		Ecological Services & Equipment: 0.9%
319,200		Clean Harbors Inc. 2021 Incremental Term Loan B, 3.060%, (US0001M + 2.000%), 10/08/28	318,336	0.2
148,875		Denali Water Solutions Term Loan B, 5.256%, (US0003M + 4.250%), 03/25/28	139,198	0.1
813,747		GFL Environmental Inc. 2020 Term Loan, 4.239%, (US0003M + 3.000%), 05/30/25	804,846	0.6
			1,262,380	0.9

		Electronics/Electrical: 18.9%
225,000		Altar Bidco, Inc. 2021 2nd Lien Term Loan, 6.342%, (US0006M + 5.600%), 02/01/30	213,375	0.2
415,000		Altar Bidco, Inc. 2021 Term Loan, 4.116%, (SOFRRATE + 3.350%), 02/01/29	399,697	0.3
819,000		AP Core Holdings II, LLC Amortization Term Loan B1, 6.560%, (US0001M + 5.500%), 09/01/27	787,776	0.5
755,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 6.560%, (US0001M + 5.500%), 09/01/27	721,969	0.5
243,163		Atlas Purchaser, Inc. 2021 Term Loan, 6.621%, (US0003M + 5.250%), 05/08/28	220,062	0.2
225,000		Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 6.560%, (US0001M + 5.500%), 02/27/26	217,312	0.2
321,078		Banff Merger Sub Inc 2021 USD Term Loan, 4.810%, (US0001M + 3.750%), 10/02/25	308,917	0.2
663,338		Cloudera, Inc. 2021 Term Loan, 4.810%, (US0001M + 3.750%), 10/08/28	629,756	0.4
179,550		ConnectWise, LLC 2021 Term Loan B, 4.560%, (US0001M + 3.500%), 09/29/28	172,278	0.1
511,955		Constant Contact Inc Term Loan, 5.011%, (US0003M + 4.000%), 02/10/28	489,984	0.3
650,000		Cornerstone OnDemand, Inc. 2021 Term Loan, 4.810%, (US0001M + 3.750%), 10/16/28	619,125	0.4
285,000		Creation Technologies Inc. 2021 Term Loan, 6.462%, (US0003M + 5.500%), 10/05/28	269,325	0.2
340,257		Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	321,117	0.2
206,676		EagleView Technology Corporation 2018 Add On Term Loan B, 4.506%, (US0003M + 3.500%), 08/14/25	197,376	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

210,000		Entegris, Inc. 2022 Term Loan B, 3.290%, (SOFRRATE + 3.000%), 03/02/29	207,900	0.1
758,450		Epicor Software Corporation 2020 Term Loan, 4.310%, (US0001M + 3.250%), 07/30/27	741,006	0.5
350,000		Grab Holdings Inc Term Loan B, 5.500%, (US0003M + 4.500%), 01/29/26	324,990	0.2
750,500		Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 5.060%, (US0001M + 4.000%), 12/01/27	732,863	0.5
393,571		Helios Software Holdings, Inc. 2021 USD Term Loan B, 4.884%, (US0001M + 3.750%), 03/11/28	377,829	0.3
714,461		Hyland Software, Inc. 2018 1st Lien Term Loan, 4.560%, (US0001M + 3.500%), 07/01/24	699,279	0.5
88,000		Hyland Software, Inc. 2021 2nd Lien Term Loan, 7.310%, (US0001M + 6.250%), 07/07/25	87,450	0.1
800,000		II-VI Incorporated 2021 Term Loan B, 2.959%, (US0003M + 2.750%), 01/14/28	783,334	0.5
406,007		Imperva, Inc. 1st Lien Term Loan, 5.399%, (US0003M + 4.000%), 01/12/26	384,082	0.3
455,000		Imperva, Inc. 2nd Lien Term Loan, 9.205%, (US0003M + 7.750%), 01/11/27	453,294	0.3
636,340		Informatica LLC 2021 USD Term Loan B, 3.813%, (US0001M + 2.750%), 10/27/28	620,431	0.4
709,638		Ingram Micro Inc. 2021 Term Loan B, 4.506%, (US0003M + 3.500%), 06/30/28	691,009	0.5
165,000		Instructure Holdings, Inc. 2021 Term Loan B, 3.269%, (US0003M + 2.750%), 10/30/28	160,875	0.1
150,000		Ivanti Software, Inc. 2021 2nd Lien Term Loan, 7.773%, (US0003M + 7.250%), 12/01/28	141,750	0.1
158,400		Ivanti Software, Inc. 2021 Add On Term Loan B, 4.845%, (US0001M + 4.000%), 12/01/27	144,012	0.1
756,823		Ivanti Software, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 12/01/27	692,138	0.5
780,125		LogMeIn, Inc. Term Loan B, 5.678%, (US0001M + 4.750%), 08/31/27	676,433	0.5
1,013,030		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 6.230%, (US0003M + 5.000%), 07/27/28	935,786	0.7
265,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 9.480%, (US0003M + 8.250%), 07/27/29	247,775	0.2
965,000		McAfee, LLC 2022 USD Term Loan B, 4.842%, (SOFRRATE + 4.000%), 03/01/29	918,197	0.6
420,000		Mitchell International, Inc. 2021 Term Loan B, 4.686%, (US0001M + 3.750%), 10/15/28	400,575	0.3
101,447		NAVEX TopCo, Inc. 2018 2nd Lien Term Loan, 8.060%, (US0001M + 7.000%), 09/04/26	100,052	0.1
516,100		Panther Commercial Holdings L.P Term Loan, 5.739%, (US0003M + 4.500%), 01/07/28	498,682	0.3
150,000		Ping Identity Corporation 2021 Term Loan B, 4.550%, (SOFRRATE + 3.750%), 11/22/28	146,625	0.1
723,443		Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	719,464	0.5
225,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 8.724%, (SOFRRATE + 7.500%), 02/01/30	211,500	0.1
930,000		Quest Software US Holdings Inc. 2022 Term Loan, 4.750%, (SOFRRATE + 4.250%), 02/01/29	853,856	0.6
764,763		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	731,304	0.5
1,218,875		Redstone Buyer LLC 2021 Term Loan, 5.934%, (US0003M + 4.750%), 04/27/28	1,133,554	0.8
592,182	(2)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 7.000% (PIK Rate 2.000%, Cash Rate 7.000%), 12/07/26	424,398	0.3
1,358,000		Rocket Software, Inc. 2018 Term Loan, 5.310%, (US0001M + 4.250%), 11/28/25	1,315,139	0.9
191,302		Sabre GLBL Inc. 2021 Term Loan B1, 4.560%, (US0001M + 3.500%), 12/17/27	180,243	0.1
304,948		Sabre GLBL Inc. 2021 Term Loan B2, 4.560%, (US0001M + 3.500%), 12/17/27	287,318	0.2
613,096		Seattle Spinco, Inc. USD Term Loan B3, 3.810%, (US0001M + 2.750%), 06/21/24	583,974	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

284,286		SkillSoft Corporation 2021 Term Loan, 6.187%, (TSFR1M + 5.250%), 07/14/28	273,862	0.2
617,600		SonicWall US Holdings Inc. 1st Lien Term Loan, 5.256%, (US0003M + 3.750%), 05/16/25	597,270	0.4
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.006%, (US0003M + 7.500%), 05/18/26	251,750	0.2
30,925	(1)	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.709%, (US0003M + 4.500%), 08/11/28	30,074	0.0
178,628		Sovos Compliance, LLC 2021 Term Loan, 5.560%, (US0001M + 4.500%), 08/11/28	173,715	0.1
1,115,000		Symantec Corporation 2021 Term Loan B, 2.050%, (SOFRRATE + 2.000%), 01/28/29	1,083,409	0.8
174,563		Tenable Holdings, Inc. Term Loan B, 3.269%, (US0006M + 2.750%), 07/07/28	169,326	0.1
141,951		Trader Interactive, LLC 2021 Term Loan B, 4.773%, (US0001M + 3.750%), 07/28/28	139,467	0.1
22,874	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 2.506%, (US0003M + 1.500%) (PIK Rate 7.250%, Cash Rate 2.500%), 02/28/25	22,719	0.0
2,863	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 6.006% (PIK Rate 1.750%, Cash Rate 0.000%), 05/29/26	2,279	0.0
131,693		Ultra Clean Holdings, Inc 2021 Term Loan B, 4.810%, (US0001M + 3.750%), 08/27/25	130,184	0.1
435,600		Watlow Electric Manufacturing Company Term Loan B, 4.810%, (US0001M + 3.750%), 03/02/28	420,172	0.3
246,875		Weld North Education, LLC 2021 Term Loan B, 4.810%, (US0001M + 3.750%), 12/21/27	239,932	0.2
532,512		Xperi Corporation 2020 Term Loan B, 4.560%, (US0001M + 3.500%), 06/08/28	519,199	0.4
			27,228,544	18.9

		Equipment Leasing: 0.4%
164,588		Albion Financing 3 SARL USD Term Loan, 6.434%, (US0003M + 5.250%), 08/17/26	161,399	0.1
456,030		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 4.313%, (US0001M + 3.250%), 02/17/28	429,024	0.3
			590,423	0.4

		Financial: 0.4%
156,458		Blucora, Inc. 2017 Term Loan B, 5.006%, (US0003M + 4.000%), 05/22/24	154,111	0.1
396,985		HUB International Ltd. - TL B3 1L, 4.348%, (US0003M + 3.250%), 04/25/25	384,269	0.3
			538,380	0.4

		Financial Intermediaries: 5.3%
217,222		Advisor Group, Inc. 2021 Term Loan, 5.560%, (US0001M + 4.500%), 07/31/26	210,434	0.1
275,000		AllSpring Buyer LLC Term Loan B, 4.313%, (US0003M + 3.250%), 11/01/28	268,641	0.2
280,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.500%), 08/02/29	266,467	0.2
384,038		AqGen Island Holdings, Inc. Term Loan, 4.563%, (US0003M + 3.500%), 08/02/28	368,676	0.3
282,150		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.810%, (US0001M + 2.750%), 04/23/26	274,391	0.2
313,425		Castlelake Aviation Limited Term Loan B, 3.250%, (US0003M + 2.750%), 10/22/26	302,063	0.2
794,603		Citadel Securities LP 2021 Term Loan B, 3.560%, (SOFRRATE + 2.500%), 02/02/28	770,665	0.5
1,016,137		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 3.810%, (US0001M + 2.750%), 08/21/25	989,147	0.7
275,000		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.784%, (TSFR1M + 3.750%), 04/09/27	265,461	0.2
749,913		Edelman Financial Center, LLC 2021 Term Loan B, 4.560%, (US0001M + 3.500%), 04/07/28	722,260	0.5
611,349		First Eagle Holdings, Inc. 2020 Term Loan B, 3.506%, (US0003M + 2.500%), 02/01/27	586,321	0.4
224,162		Focus Financial Partners, LLC 2021 Term Loan, 3.560%, (US0001M + 2.500%), 06/30/28	217,577	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

293,525		HighTower Holdings LLC 2021 Term Loan B, 5.098%, (US0003M + 4.000%), 04/21/28	275,180	0.2
576,503		Jane Street Group, LLC 2021 Term Loan, 3.810%, (US0001M + 2.750%), 01/26/28	559,148	0.4
690,432		Trans Union, LLC 2021 Term Loan B6, 3.310%, (US0001M + 2.250%), 12/01/28	675,933	0.5
315,000		VFH Parent LLC 2022 Term Loan B, 3.790%, (SOFRRATE + 3.000%), 01/13/29	304,369	0.2
530,952		Victory Capital Holdings, Inc. 2021 Term Loan B, 3.219%, (US0003M + 2.250%), 07/01/26	517,678	0.4
			7,574,411	5.3

		Food Products: 3.2%
609,476		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 4.810%, (US0001M + 3.750%), 10/01/25	521,102	0.4
219,539		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.040%, (TSFR1M + 3.250%), 07/07/24	219,265	0.1
535,971		B&G Foods, Inc. 2019 Term Loan B4, 3.560%, (US0001M + 2.500%), 10/10/26	519,691	0.4
180,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 8.256%, (US0003M + 7.250%), 06/08/29	175,050	0.1
430,000		CHG PPC Parent LLC 2021 Term Loan, 4.063%, (US0001M + 3.000%), 12/08/28	414,950	0.3
48,947	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/09/28	46,500	0.0
259,747		Dessert Holdings Inc. Term Loan, 5.006%, (US0003M + 4.000%), 06/09/28	246,760	0.2
819,532		IRB Holding Corp 2022 Term Loan B, 3.892%, (SOFRRATE + 3.150%), 12/15/27	795,201	0.5
270,000		Primary Products Finance LLC Term Loan, 4.500%, (US0003M + 4.000%), 04/02/29	266,119	0.2
813,313		Sigma Bidco B.V. 2018 USD Term Loan B, 3.345%, (US0003M + 3.000%), 07/02/25	712,665	0.5
789,049		Weber-Stephen Products LLC Term Loan B, 4.310%, (US0001M + 3.250%), 10/30/27	726,418	0.5
			4,643,721	3.2

		Food Service: 3.2%
496,193		1011778 B.C. Unlimited Liability Company Term Loan B4, 2.810%, (US0001M + 1.750%), 11/19/26	479,756	0.3
945,000		Ali Group North America Corporation 2021 Term Loan B, 2.173%, (US0003M + 2.000%), 10/13/28	920,194	0.6
765,000		Fertitta Entertainment, LLC 2022 Term Loan B, 5.034%, (SOFRRATE + 4.000%), 01/27/29	734,878	0.5
473,813		Flynn Restaurant Group LP 2021 Term Loan B, 5.310%, (US0001M + 4.250%), 12/01/28	447,161	0.3
38,188		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 7.550%, (US0001M + 6.750%), 07/30/29	36,660	0.0
239,208		Pacific Bells, LLC Term Loan B, 5.836%, (US0001M + 4.500%), 10/13/28	230,537	0.2
236,308		Tacala, LLC 1st Lien Term Loan, 4.560%, (US0001M + 3.500%), 02/05/27	225,438	0.2
994,898		US Foods, Inc. 2019 Term Loan B, 3.575%, (US0003M + 2.000%), 09/13/26	957,589	0.7
548,625		US Foods, Inc. 2021 Term Loan B, 4.325%, (US0003M + 2.750%), 11/22/28	537,065	0.4
			4,569,278	3.2

		Food/Drug Retailers: 1.1%
251,426		EG Finco Limited 2018 USD Term Loan, 4.997%, (US0003M + 4.000%), 02/07/25	242,076	0.2
656,912		Moran Foods, LLC 2020 2nd Lien Term Loan, 10.756%, (US0003M + 9.750%), 10/01/24	436,847	0.3
474,144		Moran Foods, LLC 2020 Term Loan, 8.006%, (US0003M + 7.000%), 04/01/24	417,246	0.3
472,875		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.560%, (US0001M + 5.500%), 09/06/24	465,782	0.3
			1,561,951	1.1

		Forest Products: 0.3%
200,837		Osmose Utilities Services, Inc. Term Loan, 4.310%, (US0001M + 3.250%), 06/23/28	188,536	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

252,460		Spa Holdings 3 Oy USD Term Loan B, 4.500%, (US0003M + 3.750%), 02/04/28	244,254	0.2
			432,790	0.3

		Health Care: 13.6%
290,000		Accelerated Health Systems, LLC 2022 Term Loan B, 5.160%, (SOFRRATE + 4.250%), 02/15/29	279,850	0.2
910,800		ADMI Corp. 2021 Term Loan B2, 4.435%, (US0001M + 3.375%), 12/23/27	866,019	0.6
138,169		Agiliti Health, Inc Term Loan, 3.563%, (US0001M + 2.750%), 01/04/26	134,715	0.1
777,793		Air Methods Corporation 2017 Term Loan B, 4.506%, (US0003M + 3.500%), 04/22/24	708,764	0.5
134,058	(1)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 3.550%, (SOFRRATE + 3.500%), 02/15/29	128,319	0.1
790,942		Athenahealth, Inc. 2022 Term Loan B, 4.363%, (SOFRRATE + 3.500%), 02/15/29	757,080	0.5
560,000		Bausch Health Companies Inc. 2022 Term Loan B, 6.040%, (SOFRRATE + 5.250%), 02/01/27	514,500	0.4
318,400		Bella Holding Company, LLC 2021 Term Loan B, 4.810%, (US0001M + 3.750%), 05/10/28	307,455	0.2
185,761		Carestream Dental Equipment, Inc 2021 Term Loan, 5.560%, (US0001M + 4.500%), 09/01/24	179,724	0.1
168,725		CBI Buyer, Inc. Term Loan, 4.266%, (US0003M + 3.250%), 01/06/28	152,274	0.1
287,349		CCRR Parent, Inc Term Loan B, 4.760%, (US0003M + 3.750%), 03/06/28	277,292	0.2
432,825		CHG Healthcare Services Inc. 2021 Term Loan, 4.999%, (US0006M + 3.500%), 09/29/28	418,271	0.3
148,875		Curia Global, Inc. 2021 Term Loan, 4.988%, (US0003M + 3.750%), 08/30/26	143,731	0.1
590,900		Da Vinci Purchaser Corp. 2019 Term Loan, 5.006%, (US0003M + 4.000%), 01/08/27	571,696	0.4
1,199,700		Envision Healthcare Corporation 2018 1st Lien Term Loan, 4.810%, (US0001M + 3.750%), 10/10/25	478,755	0.3
494,294		Global Medical Response, Inc. 2020 Term Loan B, 5.250%, (US0003M + 4.250%), 10/02/25	473,440	0.3
229,688		GoodRx, Inc. 1st Lien Term Loan, 3.810%, (US0001M + 2.750%), 10/10/25	219,926	0.2
307,675		Heartland Dental, LLC 2021 Incremental Term Loan, 4.961%, (US0001M + 4.000%), 04/30/25	296,906	0.2
539,703		Hunter Holdco 3 Limited USD Term Loan B, 5.256%, (US0003M + 4.250%), 08/19/28	526,211	0.4
195,000		ICU Medical, Inc. Term Loan B, 3.198%, (SOFRRATE + 2.650%), 01/08/29	192,319	0.1
273,000		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 4.506%, (US0003M + 3.500%), 11/01/28	261,397	0.2
52,000	(1)	Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan, 3.673%, (US0003M + 3.500%), 11/01/28	49,790	0.0
775,000		Medline Borrower, LP USD Term Loan B, 4.310%, (US0001M + 3.250%), 10/23/28	747,767	0.5
150,000		MJH Healthcare Holdings, LLC 2022 Term Loan B, 4.464%, (SOFRRATE + 3.600%), 01/28/29	143,250	0.1
671,625		MPH Acquisition Holdings LLC 2021 Term Loan B, 5.825%, (US0003M + 4.250%), 09/01/28	638,044	0.4
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.260%, (US0003M + 7.250%), 03/02/29	141,000	0.1
20,702		National Mentor Holdings, Inc. 2021 Term Loan C, 4.760%, (US0003M + 3.750%), 03/02/28	18,601	0.0
608,982		National Mentor Holdings, Inc. 2021 Term Loan, 4.782%, (US0003M + 3.750%), 03/02/28	547,170	0.4
195,000		Owens & Minor, Inc. 2022 Term Loan B, 4.884%, (TSFR1M + 3.750%), 03/29/29	193,294	0.1
322,563		Pacific Dental Services,LLC 2021 Term Loan, 4.125%, (US0001M + 3.250%), 05/05/28	310,870	0.2
388,139		Pathway Vet Alliance LLC 2021 Term Loan, 4.756%, (US0003M + 3.750%), 03/31/27	371,401	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

312,632		Pediatric Associates Holding Company, LLC 2021 Term Loan B, 5.076%, (US0003M + 3.250%), 12/29/28	299,345	0.2
47,368	(1)	Pediatric Associates Holding Company, LLC 2022 Delayed Draw Term loan, 4.925%, (US0003M + 3.250%), 12/29/28	45,355	0.0
255,000		Perrigo Investments, LLC Term Loan B, 2.671%, (TSFR1M + 2.500%), 04/20/29	250,537	0.2
410,540		PetVet Care Centers, LLC 2021 Term Loan B3, 4.560%, (US0001M + 3.500%), 02/14/25	397,198	0.3
1,040,695		Phoenix Guarantor Inc 2020 Term Loan B, 4.310%, (US0001M + 3.250%), 03/05/26	1,002,970	0.7
149,434		Physician Partners LLC Term Loan, 5.134%, (SOFRRATE + 4.000%), 12/23/28	142,896	0.1
148,875		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 6.076%, (US0003M + 4.000%), 06/22/26	141,803	0.1
165,000		PointClickCare Technologies, Inc. 2022 Term Loan B, 4.775%, (SOFRRATE + 4.000%), 12/29/27	161,287	0.1
148,500		PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0003M + 3.000%), 12/29/27	142,931	0.1
250,000		Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 4.900%, (SOFRRATE + 3.750%), 07/24/26	238,281	0.2
212,850		Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.310%, (US0001M + 3.250%), 03/03/28	205,068	0.1
1,091,635		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 4.810%, (US0001M + 3.750%), 11/16/25	1,053,019	0.7
238,800		Resonetics, LLC 2021 Term Loan, 5.239%, (US0003M + 4.000%), 04/28/28	229,248	0.2
246,884		RxBenefits, Inc. 2020 Term Loan, 5.250%, (US0006M + 4.500%), 12/17/27	239,478	0.2
54,712		Select Medical Corporation 2017 Term Loan B, 3.560%, (US0001M + 2.500%), 03/06/25	53,047	0.0
490,000		Sotera Health Holdings, LLC 2021 Term Loan, 3.810%, (US0001M + 2.750%), 12/11/26	476,831	0.3
EUR 1,000,000		Sunrise Medical 2018 EUR Term Loan B, 3.432%, (EUR0012M + 3.250%), 04/16/25	1,008,243	0.7
613,800		Surgery Center Holdings, Inc. 2021 Term Loan, 4.600%, (US0001M + 3.750%), 08/31/26	589,674	0.4
248,684		Tecomet Inc. 2017 Repriced Term Loan, 4.500%, (US0003M + 3.500%), 05/01/24	224,437	0.2
517,400		U.S. Anesthesia Partners, Inc. 2021 Term Loan, 5.050%, (US0001M + 4.250%), 10/01/28	496,632	0.4
444,952		Unified Physician Management, LLC 2020 Term Loan, 5.310%, (US0001M + 4.250%), 12/16/27	428,544	0.3
447,750		Virgin Pulse, Inc. 2021 Term Loan, 5.060%, (US0001M + 4.000%), 04/06/28	420,885	0.3
345,000		WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 3.750%, (US0006M + 3.250%), 12/22/28	333,874	0.2
			19,631,414	13.6

		Home Furnishings: 1.0%
373,125		Conair Holdings, LLC Term Loan B, 4.756%, (US0003M + 3.750%), 05/17/28	343,275	0.2
179,550		Illuminate Merger Sub Corp. Term Loan, 4.506%, (US0003M + 3.500%), 07/21/28	167,879	0.1
1,030,000		Solis IV BV USD Term Loan B1, 4.842%, (SOFRRATE + 3.500%), 02/26/29	931,507	0.7
			1,442,661	1.0

		Industrial: 0.5%
185,000		AZZ INCORPORATED TERM LOAN B, 5.331%, (TSFR1M + 4.250%), 05/06/29	179,219	0.1
150,000		Five Star 2022 Term Loan 1L, 5.331%, (TSFR1M + 4.250%), 05/05/29	144,750	0.1
395,000		ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 1.081%, (TSFR1M + –%), 03/24/28	389,075	0.3
			713,044	0.5

		Industrial Equipment: 2.0%
170,000		Clark Equipment Company 2022 Term Loan B, 3.472%, (TSFR1M + 2.500%), 04/20/29	165,962	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

349,125		CMBF LLC Term Loan, 6.845%, (US0001M + 6.000%), 08/02/28	331,669	0.2
498,896		Granite Holdings US Acquisition Co. 2021 Term Loan B, 5.006%, (US0003M + 4.000%), 09/30/26	481,643	0.3
125,260		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 5.075%, (TSFR1M + 4.000%), 02/16/28	121,377	0.1
607,847		Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.810%, (US0001M + 3.750%), 03/24/26	579,480	0.4
249,372		Madison IAQ LLC Term Loan, 4.524%, (US0006M + 3.250%), 06/21/28	237,423	0.2
195,000		SPX Flow, Inc. 2022 Term Loan, 5.634%, (TSFR1M + 4.500%), 04/05/29	184,031	0.1
337,986		Star US Bidco LLC Term Loan B, 5.310%, (US0001M + 4.250%), 03/17/27	329,537	0.2
507,603		Vertical US Newco Inc Term Loan B, 4.019%, (US0006M + 3.500%), 07/30/27	490,852	0.4
			2,921,974	2.0

		Insurance: 4.5%
889,495		Acrisure, LLC 2020 Term Loan B, 4.560%, (US0001M + 3.500%), 02/15/27	845,020	0.6
244,388		Acrisure, LLC 2021 First Lien Term Loan B, 5.310%, (US0001M + 4.250%), 02/15/27	237,056	0.2
664,286		Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.310%, (US0001M + 3.250%), 05/09/25	642,281	0.4
860,675		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 4.375%, (US0001M + 3.500%), 11/06/27	833,420	0.6
411,188		Aretec Group, Inc. 2018 Term Loan, 5.310%, (US0001M + 4.250%), 10/01/25	396,282	0.3
534,226		AssuredPartners, Inc. 2020 Term Loan B, 4.560%, (US0001M + 3.500%), 02/12/27	509,963	0.3
565,000		AssuredPartners, Inc. 2022 Term Loan, 4.534%, (SOFRRATE + 3.500%), 02/12/27	539,575	0.4
324,188		IMA Financial Group, Inc. Term Loan, 4.810%, (US0001M + 3.750%), 11/01/28	311,423	0.2
536,456		NFP Corp. 2020 Term Loan, 4.310%, (US0001M + 3.250%), 02/15/27	509,968	0.4
903,328		OneDigital Borrower LLC 2021 Term Loan, 4.750%, (SOFRRATE + 4.250%), 11/16/27	864,937	0.6
300,425		Ryan Specialty Group, LLC Term Loan, 4.134%, (TSFR1M + 3.000%), 09/01/27	295,167	0.2
444,415		Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 4.810%, (US0001M + 3.750%), 09/03/26	430,805	0.3
			6,415,897	4.5

		Leisure Good/Activities/Movies: 5.1%
341,133	(2),(3)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.575% (PIK Rate 12.000%, Cash Rate 3.000%), 08/26/22	337,721	0.2
331,726	(2)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 15.305%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/26	315,139	0.2
176,861		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.560%, (US0001M + 3.500%), 08/17/28	171,334	0.1
441,918		AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.844%, (US0001M + 3.000%), 04/22/26	390,190	0.3
523,688		AppLovin Corporation 2021 Term Loan B, 4.060%, (US0001M + 3.000%), 10/25/28	511,905	0.4
967,575		City Football Group Limited Term Loan, 4.598%, (US0003M + 3.500%), 07/21/28	914,358	0.6
678,600		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 3.756%, (US0003M + 2.750%), 09/18/24	641,786	0.5
7,644	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000%, (US0003M + 7.000%) (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	8,735	0.0
354,400		CWGS Group, LLC 2021 Term Loan B, 3.371%, (US0001M + 2.500%), 06/03/28	329,223	0.2
EUR 1,000,000		GVC Holdings PLC 2019 EUR Term Loan B, 2.250%, (EUR006M + 2.250%), 03/29/24	1,036,264	0.7

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

205,919	Hayward Industries, Inc. 2021 Term Loan, 3.560%, (US0001M + 2.500%), 05/30/28	199,655	0.1
593,163	MajorDrive Holdings IV LLC Term Loan B, 4.563%, (US0003M + 4.000%), 06/01/28	550,158	0.4
502,073	RV Retailer, LLC Term Loan B, 5.168%, (SOFRRATE + 3.750%), 02/08/28	451,865	0.3
80,185	Samsonite International S.A. 2020 Incremental Term Loan B2, 4.060%, (US0001M + 3.000%), 04/25/25	78,443	0.1
335,000	Scientific Games Holdings LP 2022 USD Term Loan B, 4.175%, (SOFRRATE + 3.500%), 04/04/29	322,595	0.2
373,450	The Knot Worldwide Inc. 2022 Term Loan, 5.634%, (SOFRRATE + 4.500%), 12/19/25	366,915	0.3
EUR 681,982	Thor Industries, Inc. 2021 EUR Term Loan, 3.000%, (EUR001M + 3.000%), 02/01/26	706,517	0.5
		7,332,803	5.1

	Lodging & Casinos: 2.8%
348,589	Arches Buyer Inc. 2021 Term Loan B, 4.310%, (US0001M + 3.250%), 12/06/27	330,288	0.2
367,204	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.560%, (US0001M + 3.500%), 07/21/25	363,226	0.3
370,000	Century Casinos, Inc 2022 Term Loan, 6.842%, (TSFR1M + 6.000%), 04/02/29	358,437	0.2
1,332,031	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.030%, (US0001M + 3.000%), 10/21/24	1,308,721	0.9
250,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 2.756%, (US0001M + 1.750%), 06/22/26	244,121	0.2
435,000	Scientific Games International, Inc. 2022 USD Term Loan, 3.882%, (TSFR1M + 3.000%), 04/14/29	423,219	0.3
156,324	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.256%, (US0003M + 2.250%), 07/21/26	153,114	0.1
362,289	The Enterprise Development Authority Term Loan B, 5.310%, (US0001M + 4.250%), 02/28/28	353,232	0.2
588,525	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 4.050%, (US0001M + 3.250%), 10/02/28	565,720	0.4
		4,100,078	2.8

	Mortgage REITs: 0.2%
361,474	BIFM CA Buyer Inc. Term Loan B, 4.560%, (US0001M + 3.500%), 06/01/26	350,629	0.2

	Nonferrous Metals/Minerals: 0.8%
591,066	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	568,593	0.4
555,077	U.S. Silica Company 2018 Term Loan B, 5.063%, (US0001M + 4.000%), 05/01/25	536,228	0.4
		1,104,821	0.8

	Oil & Gas: 4.0%
333,760	BCP Renaissance Parent LLC 2022 Term Loan B3, 4.534%, (SOFRRATE + 3.500%), 10/31/26	326,012	0.2
896,026	Brazos Delaware II, LLC Term Loan B, 4.974%, (US0001M + 4.000%), 05/21/25	877,731	0.6
189,502	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 5.740%, (US0003M + 4.500%), 10/28/27	171,499	0.1
823,095	HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	789,656	0.5
417,900	ITT Holdings LLC 2021 Term Loan, 3.810%, (US0001M + 2.750%), 07/10/28	404,666	0.3
748,125	Lucid Energy Group II Borrower, LLC 2021 Term Loan, 5.256%, (US0001M + 4.250%), 11/24/28	725,214	0.5
314,213	Medallion Midland Acquisition, LLC 2021 Term Loan, 4.810%, (US0001M + 3.750%), 10/18/28	305,179	0.2
348,196	NorthRiver Midstream Finance LP 2018 Term Loan B, 4.217%, (US0003M + 3.250%), 10/01/25	340,543	0.2
379,050	Oryx Midstream Services Permian Basin LLC Term Loan B, 4.705%, (US0003M + 3.250%), 10/05/28	367,814	0.3
198,500	Southwestern Energy Company 2021 Term Loan, 3.301%, (SOFRRATE + 2.500%), 06/22/27	196,515	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

443,888	TransMontaigne Operating Company L.P. Term Loan B, 4.214%, (US0001M + 3.500%), 11/17/28	431,364	0.3
363,226	Traverse Midstream Partners LLC 2017 Term Loan, 5.937%, (SOFRRATE + 4.250%), 09/27/24	358,572	0.3
548,092	WaterBridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 06/22/26	527,196	0.4
		5,821,961	4.0

	Publishing: 1.5%
147,755	Alchemy Copyrights, LLC Term Loan B, 3.800%, (US0001M + 3.000%), 03/10/28	144,061	0.1
310,938	Cengage Learning, Inc. 2021 Term Loan B, 5.750%, (US0003M + 4.750%), 07/14/26	296,751	0.2
567,150	Dotdash Meredith Inc Term Loan B, 4.842%, (SOFRRATE + 4.000%), 12/01/28	545,173	0.4
640,000	Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 6.384%, (TSFR1M + 5.250%), 04/09/29	593,200	0.4
532,325	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 5.555%, (US0006M + 4.750%), 07/28/28	507,172	0.4
		2,086,357	1.5

	Radio & Television: 3.3%
298,425	A-L Parent LLC 2016 1st Lien Term Loan, 4.310%, (US0001M + 3.250%), 12/01/23	273,992	0.2
687,375	Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.738%, (US0003M + 3.500%), 08/21/26	630,190	0.4
1,518,584	CMG Media Corporation 2021 Term Loan, 4.560%, (US0001M + 3.500%), 12/17/26	1,461,637	1.0
1,731,488	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 4.092%, (SOFRRATE + 3.250%), 08/24/26	530,628	0.4
269,937	Diamond Sports Group, LLC 2022 First Priority Term Loan, 9.000%, (SOFRRATE + 8.000%), 05/26/26	272,636	0.2
503,738	Gray Television, Inc. 2021 Term Loan D, 3.800%, (US0001M + 3.000%), 12/01/28	492,044	0.3
120,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 4.310%, (US0001M + 3.250%), 05/01/26	115,725	0.1
763,148	iHeartCommunications, Inc. 2020 Term Loan, 4.060%, (US0001M + 3.000%), 05/01/26	734,121	0.5
306,302	NASCAR Holdings, Inc Term Loan B, 3.560%, (US0001M + 2.500%), 10/19/26	300,941	0.2
637	Sinclair Television Group Inc. Term Loan B2B, 3.560%, (US0001M + 2.500%), 09/30/26	606	0.0
		4,812,520	3.3

	Retailers (Except Food & Drug): 4.5%
21,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.209%, (US0003M + 4.000%), 07/31/28	20,126	0.0
190,000	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.545%, (SOFRRATE + 3.750%), 07/31/28	181,133	0.1
28,704	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 4.050%, (SOFRRATE + 4.000%), 07/31/28	27,304	0.0
126,296	AI Aqua Merger Sub, Inc. 2022 Term Loan B, 4.050%, (TSFR1M + 4.000%), 07/31/28	120,139	0.1
5,911	Belk, Inc. 2021 FLSO Term Loan, 13.000%, (US0003M + 13.000%), 07/31/25	3,024	0.0
346,564	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	339,200	0.2
883,846	Great Outdoors Group, LLC 2021 Term Loan B1, 4.810%, (US0001M + 3.750%), 03/06/28	840,869	0.6
891,933	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 3.810%, (US0001M + 2.750%), 10/19/27	829,052	0.6
168,725	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.964%, (US0003M + 4.750%), 07/07/28	137,764	0.1
149,625	Lakeshore Intermediate LLC Term Loan, 4.000%, (US0003M + 3.500%), 09/29/28	144,575	0.1
271,022	Leslies Poolmart, Inc. 2021 Term Loan B, 3.019%, (US0003M + 2.500%), 03/09/28	261,706	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

390,923		Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.286%, (US0003M + 8.000%), 12/01/25	379,195	0.3
128,863		Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.286%, (US0003M + 11.000%), 06/01/25	128,863	0.1
387,075		Michaels Companies, Inc. 2021 Term Loan B, 5.256%, (US0003M + 4.250%), 04/15/28	334,626	0.2
EUR 1,000,000		Peer Holding III B.V. 2019 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 01/16/27	1,030,339	0.7
339,150		Petmate Incremental Term Loan B, 6.506%, (US0001M + 5.500%), 09/15/28	304,557	0.2
597,000		Pilot Travel Centers LLC 2021 Term Loan B, 3.134%, (TSFR1M + 2.000%), 08/04/28	578,904	0.4
264,706		Restoration Hardware, Inc. Term Loan B, 3.000%, (US0003M + 2.500%), 10/20/28	243,971	0.2
295,689		Tory Burch LLC Term Loan B, 4.060%, (US0001M + 3.000%), 04/16/28	279,549	0.2
248,750		Victorias Secret & Co. Term Loan B, 4.536%, (US0003M + 3.250%), 08/02/28	234,758	0.2
			6,419,654	4.5

		Surface Transport: 1.8%
780,235		American Trailer World Corp. Term Loan B, 4.634%, (SOFRRATE + 3.500%), 03/03/28	704,162	0.5
296,977		ENC Holding Corporation 2021 Term Loan, 5.256%, (US0003M + 4.250%), 08/04/28	288,068	0.2
26,531	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	25,735	0.0
115,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0003M + 7.500%), 05/07/29	112,125	0.1
502,475		LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/28	480,701	0.3
401,963		Savage Enterprises LLC 2021 Term Loan B, 4.220%, (US0001M + 3.250%), 09/15/28	392,165	0.3
423,938		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.256%, (US0003M + 4.250%), 07/26/28	397,441	0.3
150,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 8.006%, (US0003M + 7.000%), 07/26/29	138,375	0.1
			2,538,772	1.8

		Technology: 1.6%
150,000		ARISTOCRAT TECHNOLOGIES INC 2022 TERM LOAN B, 3.331%, (TSFR1M + 2.250%), 05/04/29	147,703	0.1
598,983		Misys (Finastra) - TL B 1L, 4.739%, (US0003M + 3.500%), 06/13/24	567,322	0.4
645,000		MKS Instruments, Inc. 2022 USD Term Loan B 1L, 3.831%, (TSFR1M + 2.750%), 04/08/29	636,937	0.5
330,340		RealPage, Inc. Term Loan B 1L, 4.310%, (US0001M + 3.250%), 04/24/28	317,769	0.2
694,694		Veritas US Inc. 2021 USD Term Loan B, 6.006%, (US0003M + 5.000%), 09/01/25	603,226	0.4
			2,272,957	1.6

		Telecommunications: 9.5%
287,399		Altice Financing SA USD 2017 1st Lien Term Loan, 3.794%, (US0003M + 2.750%), 01/31/26	273,748	0.2
807,500		Altice France S.A. USD Term Loan B11, 3.989%, (US0003M + 2.750%), 07/31/25	759,723	0.5
696,474		Asurion LLC 2020 Term Loan B8, 4.310%, (US0001M + 3.250%), 12/23/26	661,302	0.5
255,000		Asurion LLC 2021 2nd Lien Term Loan B3, 6.310%, (US0001M + 5.250%), 01/31/28	230,217	0.2
560,000		Asurion LLC 2021 Second Lien Term Loan B4, 6.310%, (US0001M + 5.250%), 01/20/29	504,875	0.3
700,000		Avaya, Inc. 2020 Term Loan B, 5.125%, (US0001M + 4.250%), 12/15/27	534,625	0.4
760,000		Avaya, Inc. 2021 Term Loan B2, 4.875%, (US0001M + 4.000%), 12/15/27	578,075	0.4
147,750		Cablevision Lightpath LLC Term Loan B, 4.125%, (US0001M + 3.250%), 11/30/27	143,317	0.1
608,463		CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	584,277	0.4
1,492,366		CenturyLink, Inc. 2020 Term Loan B, 3.310%, (US0001M + 2.250%), 03/15/27	1,405,623	1.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

826,306	CommScope, Inc. 2019 Term Loan B, 4.310%, (US0001M + 3.250%), 04/06/26	786,024	0.5
747,225	Connect Finco Sarl 2021 Term Loan B, 4.560%, (US0001M + 3.500%), 12/11/26	719,204	0.5
329,998	Digi International Inc. Term Loan B, 5.500%, (US0003M + 5.000%), 11/01/28	323,673	0.2
1,927,154	Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.310%, (US0001M + 4.250%), 11/29/25	1,822,566	1.3
552,797	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 11.134%, (SOFRRATE + 10.000%), 11/29/26	518,938	0.4
193,538	GOGO Intermediate Holdings LLC Term Loan B, 4.989%, (US0003M + –%), 04/30/28	188,022	0.1
153,000	Gridiron Fiber Corp. Term Loan, 5.506%, (US0003M + 4.500%), 10/04/28	146,880	0.1
617,774	GTT Communications, Inc. 2018 USD Term Loan B, 7.750%, (PRIME + 3.750%), 05/31/25	493,601	0.3
1,012,419	Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B, 4.920%, (SOFRRATE + 4.250%), 02/01/29	958,761	0.7
491,415	Iridium Satellite LLC 2021 Term Loan B2, 3.560%, (US0001M + 2.500%), 11/04/26	479,130	0.3
250,000	Level 3 Financing Inc. 2019 Term Loan B, 1.996%, (US0001M + 1.750%), 03/01/27	240,521	0.2
285,000	Venga Finance Sarl 2021 USD Term Loan B, 4.923%, (US0003M + 4.750%), 12/04/28	276,213	0.2
190,000	ViaSat, Inc. Term Loan, 5.649%, (SOFRRATE + 4.500%), 03/02/29	184,537	0.1
960,000	Zayo Group Holdings, Inc. USD Term Loan, 4.060%, (US0001M + 3.000%), 03/09/27	899,880	0.6
		13,713,732	9.5

	Utilities: 1.3%
190,714	Covanta Holding Corporation 2021 Term Loan B, 3.560%, (US0001M + 2.500%), 11/30/28	186,821	0.1
14,286	Covanta Holding Corporation 2021 Term Loan C, 3.560%, (US0001M + 2.500%), 11/30/28	13,994	0.0
642,771	Edgewater Generation, L.L.C. Term Loan, 4.810%, (US0001M + 3.750%), 12/13/25	589,513	0.4
263,829	Generation Bridge Acquisition, LLC Term Loan B, 6.006%, (US0003M + 5.000%), 12/01/28	262,509	0.2
5,510	Generation Bridge Acquisition, LLC Term Loan C, 6.006%, (US0003M + 5.000%), 12/01/28	5,483	0.0
694,218	Nautilus Power, LLC Term Loan B, 5.310%, (US0001M + 4.250%), 05/16/24	564,920	0.4
243,163	Tiger Acquisition, LLC 2021 Term Loan, 4.310%, (US0001M + 3.250%), 06/01/28	220,860	0.2
		1,844,100	1.3

	Total Senior Loans
	(Cost $212,759,602)	202,374,771	140.6

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.4%
135,911	(3),(4)	24 Hour Fitness Worldwide, Inc.	56,811	0.1
181,068	(3),(4)	24 Hour Fitness Worldwide, Inc. - Preferred	181,068	0.1
25,562	(3),(4)	Cineworld Group PLC	3,414	0.0
58,667	(3),(4)	Covia Specialty Minerals, Inc.	806,671	0.6
23,578	(4)	Cumulus Media, Inc. Class-A	284,115	0.2
14,717	(3),(4)	Harvey Gulf International Marine LLC	117,736	0.1
9,332	(3),(4)	Harvey Gulf International Marine LLC - Warrants	74,656	0.0
4,941	(3),(4)	iQor	30,881	0.0
41,629	(3),(4)	Longview Power LLC	444,057	0.3
2,581	(3)	Riverbed Technology, Inc.	19,874	0.0
29,663	(3),(4)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(3),(4)	The Oneida Group (formerly EveryWare Global, Inc.)	428	0.0
	Total Equities and Other Assets
	(Cost $2,559,639)		2,019,711	1.4

	Total Investments (Cost $215,319,241)		$ 204,394,482	142.0
	Liabilities in Excess of Other Assets		(60,447,013)	(42.0)
	Net Assets		$ 143,947,469	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR003M	3-month EURIBOR
EUR0012M	12-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Senior Loans	$–	$202,037,050	$337,721	$202,374,771
Equities and Other Assets	284,115	–	1,735,596	2,019,711
Total Investments, at fair value	$284,115	$202,037,050	$2,073,317	$204,394,482
Other Financial Instruments+
Forward Foreign Currency Contracts	–	7,630	–	7,630
Total Assets	$284,115	$202,044,680	$2,073,317	$204,402,112
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(114,521)	$–	$(114,521)
Total Liabilities	$–	$(114,521)	$–	$(114,521)

(1)	For the period ended May 31, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At May 31, 2022, securities valued at $2,155,488 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

At May 31, 2022, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 7,268,848	EUR 6,886,000	State Street Bank & Trust Co.	12/14/21	$(106,502)
EUR 6,886,000	USD 7,383,369	State Street Bank & Trust Co.	06/14/22	(8,019)
USD 6,722,260	EUR 6,259,000	State Street Bank & Trust Co.	07/13/22	7,630
				$(106,891)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended May 31, 2022:

	Equities and Other Assets*	Senior Loans**	Total
Assets:
Beginning balance at February 28, 2022	$-	$-	$-
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	-	-	-
Transfers into Level 3	1,735,596	337,721	2,073,317
Transfers out of Level 3	-	-	-
Ending balance at May 31, 2022	$1,735,596	$337,721	$2,073,317
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of May 31, 2022***	$-	$-	$-

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at May 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $216,029,836.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 727,223
Gross Unrealized Depreciation	(11,919,750)
Net Unrealized Depreciation	$(11,192,527)